LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
LEASES

NOTE 3 – LEASES:

On March 31, 2023, the Group’s ROU assets and lease liabilities for operating leases totaled $346 thousand and $289 thousand, respectively.

In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning on January 1, 2021. In March 2021, ScoutCam entered into a lease agreement for additional office space in Omer, Israel. The agreement is until December 31, 2023. Monthly lease payments under the agreements are approximately $12 thousand. ScoutCam subleases part of the office space to a third party for $3 thousand per month.

In December 2022, ScoutCam entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022. The agreement expires on December 14, 2023, and the Company has an option to extend the lease period for an additional one year. The Company doesn’t expect to extend the lease period. Therefore, the Company has elected to use the practical expedient regarding short-term leases. Monthly lease payments under the agreements are $3 thousand.

In addition, the Company leases vehicles under various operating lease agreements.

Lease expenses recorded in the interim consolidated statements of operations were $57 thousand for the three months ended March 31, 2023.

Supplemental cash flow information related to operating leases was as follows:

Three months ended March 31, 2023
USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	57

As of March 31, 2023, the Company’s operating leases had a weighted average remaining lease term of 0.85 years and a weighted average discount rate of 6%.

The maturities of lease liabilities under operating leases as of March 31, 2023 are as follows:

Operating leases
USD in thousands
Remainder of 2023	175
2024	85
2025	44
Total undiscounted lease payments	304
Less: Imputed interest	(15)
Total lease liabilities	289

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 - LEASES

On December 31, 2022, the Group’s ROU assets and lease liabilities for operating leases totaled $307 thousand and $263 thousand, respectively.

On December 31, 2021, the Group’s ROU assets and lease liabilities for operating leases totaled $482 thousand and $459 thousand, respectively.

In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning January 1, 2021. In March 2021, ScoutCam entered into a lease agreement for additional office space in Omer, Israel. The agreement is until December 31, 2023. Monthly lease payments under the agreements are approximately $12 thousand. ScoutCam subleases part of the office space to a third party for $3 thousand per month.

In December 2022, ScoutCam entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022. The agreement expires on December 14, 2023, and the Company has an option to extend the lease period for an additional one year. The Company doesn’t expect to extend the lease period. Therefore, the Company has elected to use the practical expedient regarding short-term leases. Monthly lease payments under the agreements are $3 thousand.

In addition, the Company leases vehicles under various operating lease agreements.

Operating lease expenses were $264 thousand and $202 thousand for the years ended December 31, 2022 and 2021, respectively.

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2022	2021
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	261	202

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2022	2021
	USD in thousands
Weighted-average remaining lease term (in years)	0.84	0.76
Weighted-average discount rate	6%	6%

The maturities of lease liabilities under operating leases as of December 31, 2022 are as follows:

USD in thousands
2023	206
2024	54
2025	16
Total undiscounted lease payments	276
Less: Imputed interest	(13)
Total lease liabilities	263